Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHE CURRENT ASSETS
NOTE 7:	PREPAID EXPENSES AND OTHE CURRENT ASSETS

Composition:

	December 31,
	2020	2019
	U.S. dollars in thousands

Government authorities (*)	13	13
Prepaid expenses	66	82
Other	-	7

	79	102

(*)	The government authorities and others are monetary items, which are denominated or linked is NIS.

The carrying amount of government authorities and others is a reasonable approximation of the fair value because the effect of discounting is immaterial.